UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05482

DWS High Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  2/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 29, 2012 (Unaudited)

DWS High Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 130.7%
Consumer Discretionary 23.5%
AMC Entertainment, Inc.:
8.0%, 3/1/2014 (b)		250,000	250,000
8.75%, 6/1/2019		705,000	734,962
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		90,000	100,350
American Achievement Corp., 144A, 10.875%, 4/15/2016		135,000	96,188
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		475,000	489,250
8.375%, 11/15/2020		235,000	252,038
AutoNation, Inc., 6.75%, 4/15/2018		1,175,000	1,280,750
Avis Budget Car Rental LLC:
8.25%, 1/15/2019 (b)		270,000	281,475
9.625%, 3/15/2018		135,000	147,150
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		70,000	60,375
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	456,125
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		530,000	559,150
Cablevision Systems Corp.:
7.75%, 4/15/2018		70,000	76,300
8.0%, 4/15/2020 (b)		70,000	78,575
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018 (b)		230,000	177,675
11.25%, 6/1/2017		1,620,000	1,773,900
CCO Holdings LLC:
6.5%, 4/30/2021		305,000	324,062
6.625%, 1/31/2022		220,000	234,850
7.0%, 1/15/2019		125,000	135,000
7.25%, 10/30/2017		1,190,000	1,291,150
7.375%, 6/1/2020		65,000	71,500
7.875%, 4/30/2018		2,535,000	2,769,487
8.125%, 4/30/2020		75,000	84,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,825,000	1,957,312
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		85,000	89,038
Clear Channel Communications, Inc., 9.0%, 3/1/2021		75,000	69,000
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 7.625%, 3/15/2020 (c)		65,000	65,000
144A, 7.625%, 3/15/2020 (c)		440,000	440,000
Series A, 9.25%, 12/15/2017		95,000	104,025
Series B, 9.25%, 12/15/2017		145,000	159,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		155,000	165,463
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		70,000	68,425
DineEquity, Inc., 9.5%, 10/30/2018		320,000	352,800
DISH DBS Corp.:
6.625%, 10/1/2014		590,000	643,100
6.75%, 6/1/2021		80,000	88,800
7.125%, 2/1/2016		550,000	607,750
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		455,000	284
Ford Motor Co., 7.45%, 7/16/2031 (b)		210,000	269,588
Gannett Co., Inc.:
6.375%, 9/1/2015		285,000	301,388
7.125%, 9/1/2018 (b)		285,000	297,113
9.375%, 11/15/2017		285,000	322,050
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	416,662
Hertz Corp.:
6.75%, 4/15/2019		90,000	94,275
144A, 6.75%, 4/15/2019 (c)		250,000	260,000
7.5%, 10/15/2018		930,000	1,003,237
8.875%, 1/1/2014		108,000	108,001
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		245,000	265,825
Kabel BW GmbH, 144A, 7.5%, 3/15/2019		515,000	556,200
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		200,000	212,000
Limited Brands, Inc., 7.0%, 5/1/2020		185,000	206,506
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		285,000	305,662
Macy's Retail Holdings, Inc., 7.875%, 7/15/2015		75,000	88,527
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)		655,000	676,287
Mediacom LLC:
144A, 7.25%, 2/15/2022		125,000	126,563
9.125%, 8/15/2019		295,000	322,287
MGM Resorts International:
7.5%, 6/1/2016 (b)		105,000	106,838
7.625%, 1/15/2017		290,000	295,800
144A, 8.625%, 2/1/2019 (b)		975,000	1,038,375
9.0%, 3/15/2020		280,000	312,900
10.0%, 11/1/2016 (b)		120,000	132,300
10.375%, 5/15/2014		300,000	341,250
11.125%, 11/15/2017		405,000	460,687
Michaels Stores, Inc., 13.0%, 11/1/2016		80,000	85,097
National CineMedia LLC, 7.875%, 7/15/2021		260,000	275,600
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		80,000	83,301
Norcraft Companies LP, 10.5%, 12/15/2015		1,030,000	908,975
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		215,000	223,600
Penske Automotive Group, Inc., 7.75%, 12/15/2016		975,000	1,016,447
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	181,500
PVH Corp., 7.375%, 5/15/2020		240,000	266,400
Regal Entertainment Group, 9.125%, 8/15/2018 (b)		185,000	202,575
Sabre Holdings Corp., 8.35%, 3/15/2016		165,000	150,150
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		225,000	244,125
144A, 7.804%, 10/1/2020		410,000	401,505
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015 (b)		920,000	1,044,200
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		290,000	315,375
Standard Pacific Corp.:
8.375%, 5/15/2018		250,000	267,500
10.75%, 9/15/2016		280,000	321,650
Toys "R" Us, Inc., 7.375%, 10/15/2018		655,000	592,775
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		205,000	210,638
Travelport LLC:
5.152% **, 9/1/2014		315,000	161,438
9.0%, 3/1/2016 (b)		40,000	21,200
UCI International, Inc., 8.625%, 2/15/2019		125,000	127,813
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	762,608
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,175,000	1,274,875
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	61,200
144A, 7.875%, 11/1/2020		140,000	149,100
144A, 8.5%, 5/15/2021		75,000	74,438
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	530,000	723,772
144A, 9.75%, 4/15/2018	EUR	450,000	640,003
Valassis Communications, Inc., 6.625%, 2/1/2021 (b)		185,000	189,625
Videotron Ltd., 9.125%, 4/15/2018		395,000	437,462
Visant Corp., 10.0%, 10/1/2017 (b)		235,000	216,200
Visteon Corp., 6.75%, 4/15/2019		460,000	464,600
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		180,000	195,075

			37,345,952
Consumer Staples 5.2%
Alliance One International, Inc., 10.0%, 7/15/2016		155,000	155,388
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		110,000	89,100
B&G Foods, Inc., 7.625%, 1/15/2018		275,000	298,031
Central Garden & Pet Co., 8.25%, 3/1/2018		230,000	233,450
Darling International, Inc., 8.5%, 12/15/2018		465,000	523,125
Del Monte Corp., 7.625%, 2/15/2019 (b)		435,000	436,087
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		210,000	222,600
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		270,000	259,875
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		180,000	185,850
NBTY, Inc., 9.0%, 10/1/2018		140,000	153,650
Pilgrim's Pride Corp., 7.875%, 12/15/2018 (b)		160,000	158,400
Post Holdings, Inc., 144A, 7.375%, 2/15/2022		250,000	266,250
Rite Aid Corp.:
7.5%, 3/1/2017		30,000	30,750
8.0%, 8/15/2020 (b)		230,000	262,200
144A, 9.25%, 3/15/2020		75,000	75,938
Smithfield Foods, Inc.:
7.75%, 7/1/2017 (b)		610,000	696,925
10.0%, 7/15/2014		2,455,000	2,878,487
Stater Bros. Holdings, Inc., 7.375%, 11/15/2018 (b)		180,000	195,075
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		210,000	218,138
Tops Holding Corp., 10.125%, 10/15/2015		360,000	388,350
TreeHouse Foods, Inc., 7.75%, 3/1/2018		290,000	317,550
U.S. Foodservice, 144A, 8.5%, 6/30/2019		215,000	216,075

			8,261,294
Energy 15.5%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		140,000	140,000
Alpha Natural Resources, Inc., 6.0%, 6/1/2019 (b)		370,000	360,750
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019 (b)		120,000	120,000
7.25%, 10/1/2020 (b)		115,000	114,713
144A, 7.25%, 6/15/2021		195,000	194,512
8.75%, 8/1/2016 (b)		345,000	379,500
Atwood Oceanics, Inc., 6.5%, 2/1/2020		125,000	131,563
Berry Petroleum Co.:
6.75%, 11/1/2020		115,000	122,763
10.25%, 6/1/2014		380,000	437,000
Bill Barrett Corp., 7.625%, 10/1/2019		60,000	62,700
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		70,000	73,325
8.625%, 10/15/2020		155,000	168,175
Bristow Group, Inc., 7.5%, 9/15/2017		450,000	470,250
Chaparral Energy, Inc., 8.25%, 9/1/2021		215,000	238,650
Chesapeake Energy Corp.:
7.25%, 12/15/2018		1,490,000	1,616,650
9.5%, 2/15/2015 (b)		2,830,000	3,254,500
Chesapeake Midstream Partners LP, 144A, 6.125%, 7/15/2022		380,000	393,300
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		235,000	239,700
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		295,000	330,400
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		140,000	149,450
8.5%, 12/15/2019		140,000	152,250
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		95,000	95,713
8.0%, 4/1/2017		680,000	739,500
8.25%, 4/1/2020		325,000	354,250
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	194,250
7.375%, 10/1/2020		200,000	222,500
8.25%, 10/1/2019		105,000	117,863
Crosstex Energy LP, 8.875%, 2/15/2018		345,000	374,325
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		425,000	445,187
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		290,000	298,700
El Paso Corp., 7.25%, 6/1/2018		455,000	515,096
Energy Transfer Equity LP, 7.5%, 10/15/2020		220,000	251,900
Frontier Oil Corp., 8.5%, 9/15/2016		300,000	321,000
Genesis Energy LP, 7.875%, 12/15/2018		250,000	257,500
Global Geophysical Services, Inc., 10.5%, 5/1/2017		380,000	376,200
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		145,000	153,156
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020 (c)		125,000	127,656
HollyFrontier Corp., 9.875%, 6/15/2017		530,000	592,275
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		190,000	203,300
Linn Energy LLC:
144A, 6.25%, 11/1/2019		635,000	634,206
144A, 6.5%, 5/15/2019		20,000	20,400
MEG Energy Corp., 144A, 6.5%, 3/15/2021		240,000	256,800
Newfield Exploration Co.:
5.75%, 1/30/2022 (b)		450,000	487,125
7.125%, 5/15/2018		1,160,000	1,235,400
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		180,000	185,400
7.25%, 2/1/2019		125,000	132,500
Offshore Group Investments Ltd., 11.5%, 8/1/2015		155,000	172,825
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		150,000	157,125
144A, 6.25%, 11/15/2021		175,000	183,312
Plains Exploration & Production Co.:
6.75%, 2/1/2022		485,000	531,075
7.625%, 6/1/2018		340,000	365,500
Range Resources Corp.:
5.0%, 8/15/2022 (c)		180,000	181,800
6.75%, 8/1/2020		105,000	114,975
Regency Energy Partners LP:
6.875%, 12/1/2018		210,000	227,850
9.375%, 6/1/2016		590,000	653,425
SandRidge Energy, Inc.:
7.5%, 3/15/2021		310,000	313,100
144A, 8.0%, 6/1/2018		260,000	269,100
SESI LLC:
6.375%, 5/1/2019		245,000	257,250
144A, 7.125%, 12/15/2021		795,000	878,475
Stone Energy Corp.:
6.75%, 12/15/2014		665,000	668,325
8.625%, 2/1/2017		70,000	73,150
Swift Energy Co., 144A, 7.875%, 3/1/2022		485,000	506,825
Venoco, Inc., 8.875%, 2/15/2019		305,000	276,025
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		505,000	515,100
144A, 6.0%, 1/15/2022		370,000	382,025
Xinergy Corp., 144A, 9.25%, 5/15/2019		180,000	126,000

			24,595,615
Financials 24.0%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		395,000	393,025
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		250,000	226,875
Ally Financial, Inc.:
5.5%, 2/15/2017		440,000	445,643
6.25%, 12/1/2017		550,000	568,490
8.0%, 3/15/2020		705,000	798,412
8.3%, 2/12/2015		805,000	889,525
AmeriGas Finance LLC:
6.75%, 5/20/2020		125,000	128,750
7.0%, 5/20/2022 (b)		125,000	128,281
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		305,000	321,775
9.375%, 12/1/2017		195,000	214,500
Ardagh Packaging Finance PLC, 144A, 9.125%, 10/15/2020		200,000	206,500
Ashton Woods U.S.A. LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		551,200	465,764
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		551,440	576,255
Banco Bradesco SA, 144A, 5.75%, 3/1/2022 (c)		920,000	927,820
Caesars Operating Escrow LLC, 144A, 8.5%, 2/15/2020		435,000	443,700
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		455,000	494,812
Case New Holland, Inc.:
7.75%, 9/1/2013		275,000	294,250
7.875%, 12/1/2017		645,000	757,875
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		1,680,000	1,717,800
144A, 5.5%, 2/15/2019		125,000	127,656
144A, 7.0%, 5/4/2015		311,000	311,778
144A, 7.0%, 5/2/2017		1,065,000	1,066,331
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		180,000	179,100
DPL, Inc., 144A, 6.5%, 10/15/2016		1,380,000	1,504,200
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		420,000	464,100
E*TRADE Financial Corp.:
6.75%, 6/1/2016		385,000	391,738
12.5%, 11/30/2017 (PIK)		759,000	884,235
Felcor Lodging LP, (REIT), 6.75%, 6/1/2019		215,000	219,838
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021 (b)		150,000	147,000
144A, 7.5%, 5/4/2020 (b)		251,000	261,981
Ford Motor Credit Co., LLC:
3.875%, 1/15/2015		2,780,000	2,849,981
5.0%, 5/15/2018		435,000	458,511
5.875%, 8/2/2021 (b)		325,000	362,691
6.625%, 8/15/2017		360,000	407,939
8.125%, 1/15/2020		225,000	280,563
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		250,000	266,250
144A, 5.875%, 1/31/2022		220,000	232,100
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		190,000	199,025
144A, 6.5%, 9/15/2018		125,000	138,438
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	294,810	236
Hexion U.S. Finance Corp., 8.875%, 2/1/2018		1,465,000	1,516,275
International Lease Finance Corp.:
5.75%, 5/15/2016		115,000	117,148
6.25%, 5/15/2019		290,000	294,019
8.625%, 9/15/2015		245,000	271,950
8.625%, 1/15/2022 (b)		350,000	393,526
8.75%, 3/15/2017		1,035,000	1,169,550
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	477,562
Level 3 Financing, Inc.:
144A, 8.125%, 7/1/2019		215,000	225,213
144A, 8.625%, 7/15/2020		180,000	192,150
MPT Operating Partnership LP, (REIT):
6.375%, 2/15/2022		210,000	216,825
6.875%, 5/1/2021		305,000	324,253
Nara Cable Funding Ltd., 144A, 8.875%, 12/1/2018		300,000	292,500
National Money Mart Co., 10.375%, 12/15/2016		385,000	426,869
Nielsen Finance LLC, 11.5%, 5/1/2016		88,000	101,860
NII Capital Corp., 7.625%, 4/1/2021		220,000	224,950
Nuveen Investments, Inc.:
10.5%, 11/15/2015		315,000	329,175
144A, 10.5%, 11/15/2015		275,000	286,000
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		430,000	465,475
9.25%, 4/1/2015		675,000	693,562
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		580,000	614,800
144A, 7.125%, 4/15/2019		995,000	1,052,212
144A, 8.25%, 2/15/2021		120,000	114,600
144A, 8.75%, 10/15/2016		525,000	559,125
144A, 9.0%, 4/15/2019		105,000	105,000
144A, 9.875%, 8/15/2019		100,000	103,375
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		475,000	505,281
144A, 7.75%, 2/15/2017	EUR	325,000	452,491
144A, 8.5%, 2/15/2019		200,000	216,500
144A, 8.75%, 2/15/2019	EUR	100,000	143,886
Susser Holdings LLC, 8.5%, 5/15/2016		175,000	192,063
Tomkins LLC, 9.0%, 10/1/2018		108,000	119,340
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		195,000	200,850
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		235,000	247,338
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018 (c)		425,000	436,687
144A, 7.375%, 5/15/2020 (c)		350,000	359,188
144A, 7.625%, 4/15/2022 (c)		350,000	362,250
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,630,000	1,858,200
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		1,130,000	1,231,700
Wind Acquisition Finance SA:
144A, 7.25%, 2/15/2018		200,000	195,000
144A, 11.75%, 7/15/2017	EUR	190,000	248,707

			38,091,198
Health Care 6.6%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		250,000	255,625
Community Health Systems, Inc., 8.875%, 7/15/2015 (b)		277,000	290,158
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		605,000	636,763
HCA, Inc.:
5.875%, 3/15/2022		315,000	322,875
6.5%, 2/15/2020		3,645,000	3,909,262
7.5%, 2/15/2022 (b)		915,000	990,487
7.875%, 2/15/2020		855,000	942,638
8.5%, 4/15/2019		335,000	375,200
9.875%, 2/15/2017		224,000	245,000
Mylan, Inc., 144A, 7.875%, 7/15/2020		150,000	167,625
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		180,000	189,000
STHI Holding Corp., 144A, 8.0%, 3/15/2018		180,000	191,700
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		1,475,000	1,572,719
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		430,000	455,800

			10,544,852
Industrials 11.0%
Accuride Corp., 9.5%, 8/1/2018		205,000	217,300
Aguila 3 SA, 144A, 7.875%, 1/31/2018		325,000	341,656
ARAMARK Corp., 8.5%, 2/1/2015		530,000	543,918
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		55,000	56,375
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		315,000	264,600
BakerCorp International, Inc., 144A, 8.25%, 6/1/2019		180,000	183,600
BE Aerospace, Inc.:
6.875%, 10/1/2020		190,000	211,850
8.5%, 7/1/2018		725,000	805,656
Belden, Inc., 7.0%, 3/15/2017		340,000	350,200
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		200,000	210,500
Bombardier, Inc., 144A, 7.75%, 3/15/2020 (b)		1,365,000	1,583,400
Briggs & Stratton Corp., 6.875%, 12/15/2020		210,000	222,075
Casella Waste Systems, Inc., 7.75%, 2/15/2019		645,000	641,775
Cenveo Corp., 8.875%, 2/1/2018 (b)		645,000	625,650
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		425,000	426,062
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		262,617	152,318
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014 (b)		83,000	89,018
Deluxe Corp., 7.0%, 3/15/2019		185,000	187,313
Ducommun, Inc., 9.75%, 7/15/2018		180,000	190,800
DynCorp International, Inc., 10.375%, 7/1/2017		505,000	446,925
Esterline Technologies Corp., 7.0%, 8/1/2020		300,000	331,500
Florida East Coast Railway Corp., 8.125%, 2/1/2017		115,000	116,150
FTI Consulting, Inc., 6.75%, 10/1/2020		850,000	919,062
Garda World Security Corp., 144A, 9.75%, 3/15/2017		195,000	205,725
H&E Equipment Services, Inc., 8.375%, 7/15/2016		635,000	657,225
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		185,000	194,712
7.125%, 3/15/2021		60,000	64,275
Interline Brands, Inc., 7.0%, 11/15/2018		300,000	316,875
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		700,000	775,250
Meritor, Inc.:
8.125%, 9/15/2015		155,000	158,875
10.625%, 3/15/2018		185,000	194,250
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		400,000	322,000
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		155,000	128,650
Nortek, Inc., 8.5%, 4/15/2021		380,000	367,650
Oshkosh Corp.:
8.25%, 3/1/2017		75,000	81,375
8.5%, 3/1/2020		155,000	169,338
Ply Gem Industries, Inc., 13.125%, 7/15/2014		275,000	272,250
RailAmerica, Inc., 9.25%, 7/1/2017		245,000	273,175
RBS Global, Inc. & Rexnord Corp.:
8.5%, 5/1/2018		690,000	743,475
11.75%, 8/1/2016 (b)		115,000	122,188
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		140,000	146,300
Sitel LLC, 11.5%, 4/1/2018		290,000	214,600
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	222,425
7.5%, 10/1/2017		210,000	228,375
SPX Corp., 6.875%, 9/1/2017		195,000	216,450
Titan International, Inc., 7.875%, 10/1/2017		965,000	1,025,312
TransDigm, Inc., 7.75%, 12/15/2018		380,000	418,000
Triumph Group, Inc.:
8.0%, 11/15/2017		70,000	76,125
8.625%, 7/15/2018		430,000	483,750
United Rentals North America, Inc., 10.875%, 6/15/2016		130,000	148,525
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	190,000

			17,534,853
Information Technology 5.9%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		105,000	93,450
Amkor Technology, Inc.:
6.625%, 6/1/2021 (b)		80,000	83,600
7.375%, 5/1/2018 (b)		375,000	405,000
Aspect Software, Inc., 10.625%, 5/15/2017		350,000	377,125
Avaya, Inc., 144A, 7.0%, 4/1/2019		870,000	881,962
CDW LLC:
8.5%, 4/1/2019		310,000	331,700
144A, 8.5%, 4/1/2019		160,000	171,200
CommScope, Inc., 144A, 8.25%, 1/15/2019		495,000	520,987
eAccess Ltd., 144A, 8.25%, 4/1/2018		180,000	173,700
Equinix, Inc.:
7.0%, 7/15/2021		250,000	276,250
8.125%, 3/1/2018		885,000	987,881
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		100,000	109,125
144A, 7.625%, 7/15/2017		65,000	70,606
First Data Corp.:
144A, 7.375%, 6/15/2019		185,000	187,081
144A, 8.875%, 8/15/2020		500,000	541,250
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,110,000	1,221,000
Jabil Circuit, Inc.:
5.625%, 12/15/2020		315,000	335,475
7.75%, 7/15/2016		135,000	156,600
MasTec, Inc., 7.625%, 2/1/2017		475,000	492,813
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		130,000	133,250
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		310,000	343,325
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		305,000	322,538
SunGard Data Systems, Inc.:
10.25%, 8/15/2015 (b)		410,000	427,425
10.625%, 5/15/2015		360,000	381,600
Unisys Corp., 144A, 12.75%, 10/15/2014		187,000	209,908
ViaSat, Inc., 144A, 6.875%, 6/15/2020		125,000	128,750

			9,363,601
Materials 16.3%
Aleris International, Inc., 7.625%, 2/15/2018		115,000	120,750
APERAM, 144A, 7.375%, 4/1/2016		230,000	223,100
Appleton Papers, Inc., 11.25%, 12/15/2015		202,000	182,810
Ball Corp.:
5.0%, 3/15/2022 (c)		275,000	281,188
7.125%, 9/1/2016		1,210,000	1,324,950
7.375%, 9/1/2019		135,000	150,525
Berry Plastics Corp.:
8.25%, 11/15/2015		630,000	677,250
9.5%, 5/15/2018		190,000	202,825
9.75%, 1/15/2021 (b)		230,000	246,100
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	140,000	174,398
Boise Paper Holdings LLC, 8.0%, 4/1/2020		175,000	192,063
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		128,028	128,348
Celanese U.S. Holdings LLC, 6.625%, 10/15/2018		200,000	219,000
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		545,000	498,675
Clearwater Paper Corp., 7.125%, 11/1/2018		395,000	420,675
Clondalkin Acquisition BV, 144A, 2.546% **, 12/15/2013		1,435,000	1,356,075
Compass Minerals International, Inc., 8.0%, 6/1/2019		380,000	418,000
Crown Americas LLC:
6.25%, 2/1/2021		55,000	60,913
7.625%, 5/15/2017		1,345,000	1,469,412
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		655,000	674,650
Exopack Holding Corp., 10.0%, 6/1/2018		245,000	259,700
FMG Resources (August 2006) Pty Ltd.:
144A, 7.0%, 11/1/2015		140,000	148,050
144A, 8.25%, 11/1/2019		615,000	679,575
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		776,436	719,756
10.0%, 3/31/2015		764,160	758,047
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		1,300,000	1,464,701
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	77,000
9.5%, 6/15/2017		750,000	834,375
Greif, Inc., 7.75%, 8/1/2019		110,000	123,750
Hexcel Corp., 6.75%, 2/1/2015		448,000	451,920
Huntsman International LLC:
8.625%, 3/15/2020 (b)		350,000	395,500
8.625%, 3/15/2021 (b)		140,000	158,200
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		155,000	164,300
JMC Steel Group, 144A, 8.25%, 3/15/2018		180,000	187,875
Koppers, Inc., 7.875%, 12/1/2019		425,000	454,750
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		180,000	184,950
LyondellBasell Industries NV, 144A, 6.0%, 11/15/2021		120,000	131,700
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		140,000	129,150
9.5%, 1/15/2021	EUR	200,000	225,159
NewMarket Corp., 7.125%, 12/15/2016		810,000	836,325
Novelis, Inc.:
8.375%, 12/15/2017		905,000	990,975
8.75%, 12/15/2020		435,000	485,025
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	275,386
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		1,960,000	2,219,700
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		270,000	284,850
Polymer Group, Inc., 7.75%, 2/1/2019		310,000	331,700
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		660,000	750,750
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		275,000	289,437
Rock-Tenn Co.:
144A, 4.45%, 3/1/2019		65,000	66,056
144A, 4.9%, 3/1/2022		190,000	193,344
Silgan Holdings, Inc., 7.25%, 8/15/2016		370,000	399,600
Solo Cup Co., 10.5%, 11/1/2013		220,000	222,475
SunCoke Energy, Inc., 7.625%, 8/1/2019		185,000	192,400
United States Steel Corp., 7.375%, 4/1/2020 (b)		490,000	510,825
Verso Paper Holdings LLC, 8.75%, 2/1/2019		70,000	34,650
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		455,000	477,750
Vulcan Materials Co., 6.5%, 12/1/2016 (b)		620,000	657,200
Wolverine Tube, Inc., 6.0%, 6/28/2014		123,809	111,787

			25,900,400
Telecommunication Services 18.4%
CC Holdings GS V, LLC, 144A, 7.75%, 5/1/2017		125,000	136,250
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		960,000	991,200
8.375%, 10/15/2020		1,050,000	1,073,625
8.75%, 3/15/2018 (b)		1,295,000	1,233,487
CPI International, Inc., 8.0%, 2/15/2018		135,000	117,113
Cricket Communications, Inc.:
7.75%, 5/15/2016 (b)		995,000	1,059,675
7.75%, 10/15/2020 (b)		1,810,000	1,800,950
10.0%, 7/15/2015 (b)		730,000	771,975
Crown Castle International Corp.:
7.125%, 11/1/2019		280,000	306,600
9.0%, 1/15/2015		690,000	760,725
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		260,000	283,400
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	202,000
144A, 8.25%, 9/1/2017		1,625,000	1,722,500
ERC Ireland Preferred Equity Ltd., 144A, 8.057% **, 2/15/2017 (PIK)	EUR	529,971	212
Frontier Communications Corp.:
7.875%, 4/15/2015 (b)		70,000	75,075
8.25%, 4/15/2017 (b)		405,000	437,400
8.5%, 4/15/2020		540,000	584,550
8.75%, 4/15/2022		70,000	76,125
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		715,000	752,537
7.5%, 4/1/2021		920,000	972,900
8.5%, 11/1/2019		620,000	680,450
11.25%, 6/15/2016		370,000	391,275
Intelsat Luxembourg SA:
11.25%, 2/4/2017 (b)		1,315,000	1,356,094
11.5%, 2/4/2017 (PIK)		1,763,437	1,816,340
iPCS, Inc., 2.672% **, 5/1/2013		180,000	173,250
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		350,000	360,500
7.875%, 9/1/2018 (b)		435,000	466,538
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		1,500,000	1,505,625
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	183,000
Qwest Communications International, Inc.:
7.125%, 4/1/2018		2,595,000	2,776,650
8.0%, 10/1/2015		350,000	375,703
Qwest Corp., 8.375%, 5/1/2016		30,000	35,133
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		110,000	118,525
8.25%, 8/15/2019		150,000	165,000
Sprint Nextel Corp.:
144A, 7.0%, 3/1/2020		315,000	320,119
144A, 9.0%, 11/15/2018		845,000	942,175
144A, 9.125%, 3/1/2017		180,000	180,900
Syniverse Holdings, Inc., 9.125%, 1/15/2019		65,000	70,850
Telesat Canada, 11.0%, 11/1/2015		1,490,000	1,588,712
West Corp.:
7.875%, 1/15/2019		140,000	151,375
8.625%, 10/1/2018		40,000	43,900
Windstream Corp.:
7.0%, 3/15/2019		515,000	533,025
7.5%, 4/1/2023		350,000	368,375
7.75%, 10/15/2020		185,000	202,113
7.875%, 11/1/2017		710,000	800,525
8.125%, 9/1/2018		300,000	328,500

			29,292,951
Utilities 4.3%
AES Corp.:
7.75%, 10/15/2015		1,135,000	1,282,550
8.0%, 10/15/2017		440,000	507,100
8.0%, 6/1/2020		480,000	562,800
Calpine Corp.:
144A, 7.5%, 2/15/2021		490,000	531,650
144A, 7.875%, 7/31/2020		345,000	381,225
Edison Mission Energy, 7.0%, 5/15/2017		840,000	562,800
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		600,000	291,000
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		70,000	76,037
Ferrellgas LP, 6.5%, 5/1/2021		120,000	106,200
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		715,000	723,044
144A, 7.25%, 4/1/2016		315,000	349,650
NRG Energy, Inc.:
7.375%, 1/15/2017 (b)		900,000	933,750
7.625%, 1/15/2018		210,000	212,625
8.25%, 9/1/2020		230,000	232,875
Suburban Propane Partners LP, 7.375%, 3/15/2020		100,000	106,500
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015 (b)		145,000	39,150

			6,898,956

Total Corporate Bonds (Cost $198,932,920)			207,829,672
Government & Agency Obligations 2.9%
Sovereign Bonds
Republic of Poland, 5.125%, 4/21/2021		2,110,000	2,262,975
Russian Federation, 144A, 5.0%, 4/29/2020		2,165,000	2,316,550

Total Government & Agency Obligations (Cost $4,295,825)			4,579,525
Loan Participations and Assignments 6.7%
Senior Loans ** 6.2%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		466,667	0
Buffets, Inc., Letter of Credit, First Lien, 13.5%, 4/22/2015		82,081	36,731
Caesars Entertainment Operating Co., Term Loan B1, 3.244%, 1/28/2015		200,000	187,888
Charter Communications Operating LLC, Term Loan B-2, 7.25%, 3/6/2014		34,302	34,438
Clear Channel Communications, Inc., Term Loan B, 3.894%, 1/28/2016		290,837	239,908
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		2,400,000	2,393,892
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		1,094,500	1,077,470
Dunkin Brands, Inc., Term Loan B2, 4.0%, 11/23/2017		383,051	382,867
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		690,000	693,967
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		441,000	440,233
Sealed Air Corp., Term Loan B, 4.75%, 10/3/2018		438,325	443,679
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		282,150	283,517
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		2,805,388	2,809,989
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017		372,188	374,281
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		671,500	439,554

			9,838,414
Sovereign Loan 0.5%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		750,000	757,639

Total Loan Participations and Assignments (Cost $11,249,876)			10,596,053
Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		195,000	295,181
Sonic Automotive, Inc., 5.0%, 10/1/2029		80,000	117,600

Total Convertible Bonds (Cost $275,200)			412,781
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $396,924)		810,000	658,125

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC *(Cost $25,000)	25	23,060

	Shares	Value ($)
Common Stocks 0.2%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	14,706	7,353
Postmedia Network Canada Corp.*	8,619	47,910
Trump Entertainment Resorts, Inc.*	51	42
Vertis Holdings, Inc.	520	286

		55,591
Financials 0.1%
Ashton Woods "B"	0.177	131,422
Industrials 0.0%
Congoleum Corp.*	14,300	0
Quad Graphics, Inc.	44	659

		659
Materials 0.1%
GEO Specialty Chemicals, Inc.*	14,091	0
GEO Specialty Chemicals, Inc. 144A*	1,283	0
Wolverine Tube, Inc.*	5,489	137,225

		137,225

Total Common Stocks (Cost $396,782)		324,897
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	972	165
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	775	9,734

Total Warrants (Cost $124,997)		9,899
Securities Lending Collateral 16.1%
Daily Assets Fund Institutional, 0.26% (d) (e) (Cost $25,541,777)	25,541,777	25,541,777
Cash Equivalents 3.4%
Central Cash Management Fund, 0.10% (d) (Cost $5,381,322)	5,381,322	5,381,322

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $246,620,623) †	160.6	255,357,111
Notes Payable	(45.3)	(72,000,000)
Other Assets and Liabilities, Net	(15.3)	(24,325,808)

Net Assets	100.0	159,031,303

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	466,667	USD	467,631	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	455,000	USD	456,800	284
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	294,810	EUR	84,504	236
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	671,500	USD	671,080	439,554
					1,680,015	440,074

*	Non-income producing security. In the case of a bond or senior loan, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 29, 2012.

†
The cost for federal income tax purposes was $251,941,432.  At February 29, 2012, net unrealized appreciation for all securities based on tax cost was $3,415,679.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,971,252 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,555,573.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 29, 2012 amounted to $24,564,875, which is 15.4% of net assets.
(c)	When-issued security.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principle.
REIT: Real Estate Investment Trust

At February 29, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (f)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	865,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	64,460	(4,305)	68,765
6/21/2010 9/20/2013	405,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	30,181	4,964	25,217
6/21/2010 9/20/2015	1,220,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	142,700	(27,925)	170,625
Total unrealized appreciation					264,607

(f)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(g)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Citigroup, Inc.
3	Bank of America

As of February 29, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	2,754,000	USD	3,707,648	3/26/2012	38,113	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$206,087,764	$1,741,908	$207,829,672
Government & Agency Obligations	—	4,579,525	—	4,579,525
Loan Participations and Assignments	—	10,596,053	0	10,596,053
Convertible Bonds	—	412,781	—	412,781
Preferred Security	—	658,125	—	658,125
Other Investments	—	—	23,060	23,060
Common Stocks(h)	48,569	7,353	268,975	324,897
Warrants(h)	—	—	9,899	9,899
Short-Term Investments(h)	30,923,099	—	—	30,923,099
Derivatives(i)	—	302,720	—	302,720
Total	$30,971,668	$222,644,321	$2,043,842	$255,659,831

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 29, 2012.
(h)	See Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of November 30, 2011	$1,639,559	$0	$25,000	$152,871	$8,120	$1,825,550
Realized gain (loss)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	85,014	0	(1,940)	116,104	1,779	200,957
Amortization premium/discount	3,645	—	—	—	—	3,645
Purchases	13,690	—	—	—	—	13,690
(Sales)	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of February 29, 2012	$1,741,908	$0	$23,060	$268,975	$9,899	$2,043,842
Net change in unrealized appreciation (depreciation) from investments still held at February 29, 2012	$85,014	$0	$(1,940)	$116,104	$1,779	$200,957

Transfers between price levels are recognized at the beginning of the reporting period.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 29, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$264,607	$—
Foreign Exchange Contracts	$—	$38,113

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2012